S000010509 [Member] Expense Example - AB Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 529
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	1,003
Expense Example, with Redemption, 10 Years	1,706
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285	[1]
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	1,970
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,046
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	$ 1,105

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.